SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash and cash equivalents	$ 1,436,861		$ 1,436,861		$ 3,862,716	$ 2,355,060
Research and development costs	57,035	$ 49,869	126,127	$ 77,373	176,431	197,745
Advertising expenses	0	0	0	0
Impairment losses on equipment			0	0	0	0
Revenue
Cash excess of FDIC insurance limits	1,212,045		1,212,045		3,285,197	2,092,420
Federal money market fund	$ 1,212,045		$ 1,212,045
Share price	$ 1		$ 1
Funds invests, percentage	99.50%		99.50%
Deposits paid					98,480
Deposits	$ 98,480		$ 98,480
Cash equivalents					0	0
Valuation allowance increase decrease					524,014	548,000
Deposits	$ 98,480		$ 98,480		$ 98,480